Capital Stock and Warrants: Stock Options: Schedule of Stock Options Roll Forward (Details) (Stock Options, USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Stock Options
Options, Outstanding, Number	6,500,000	0
Outstanding, Weighted Average Exercise Price	$ 0.75	$ 0
Options granted	450,000	6,500,000
Grants in Period, Weighted Average Exercise Price	$ 1.00	$ 0.75
Options, Expirations in Period	0	0
Expirations in Period, Weighted Average Exercise Price	$ 0	$ 0
Options, Forfeitures in Period	0	0
Options, Forfeitures in Period, Weighted Average Exercise Price	$ 0	$ 0
Options, Outstanding, Number	6,950,000	6,500,000
Outstanding, Weighted Average Exercise Price	$ 0.88	$ 0.75
Options, Exercises in Period	6,500,000	6,500,000
Exercises in Period, Weighted Average Exercise Price	$ 0.75	$ 0